Note 4 - Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	2020	2019
Accrued salaries and directors' fees	$279,696	$1,732,702
Other accrued expenses	79,585	118,338
Total accrued expenses	$359,281	$1,851,040